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[MACQUARIE LETTERHEAD]

                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ];   Amendment Number:
                                                 -----
 This Amendment(Check only one):        [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Macquarie Capital Investment Management LLC
Address:  125 West 55th Street
          New York, NY 10019

Form 13F File Number:  28-11525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brett Byrd
Title: Associate Director
Phone: 213-233-4447

Signature, Place, and Date of Signing


   /s/ Brett Byrd         New York, NY       May 11, 2010
   --------------        -------------       ------------
   [Signature]           [City, State]       [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager
NO.  13F FILE #                NAME
01   028-13120     Macquarie Group Limited
02   028-01190     Frank Russell Company